9. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Related Party Transactions

We incurred $18,636 and $52,132 in legal fees during the years ended December 31, 2012 and 2011, respectively, for services provided by Breslow & Walker, LLP in which Howard S. Breslow, who was a director of the Company until February 4, 2013 and is a current stockholder of the Company, is a partner.  At December 31, 2012 and 2011, accounts payable included $0 and $22,631, respectively, due to Breslow & Walker, LLP for services rendered.

We incurred $56,000 in consulting fees during the year ended December 31, 2011 to Roderick de Greef, a director of the Company, for the task of overseeing the Company’s financing activities, internal accounting functions and SEC reporting, and assisting in the search for, and reviewing, strategic alternatives, on a part-time basis. At December 31, 2011, accounts payable included $2,500 due to Mr. de Greef for services rendered. The agreement with Mr. De Greef was terminated in August of 2011 and no costs were incurred in 2012 related to his consulting services.